Business acquisition - Allocation of the purchase price (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023
Business acquisition
Business Combination, Bargain Purchase, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]		Gain (Loss) On Disposition Or Acquisition Of Stock In Subsidiary
Gap (Shanghai) Commercial Co., Ltd.
Business acquisition
Total Cash consideration	¥ 176,385
Total assets	960,230
Total liabilities	780,377
Total net assets	179,853
Gain on acquisition of subsidiary	¥ (3,468)